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Consolidated Schedule of
Investments (unaudited)
Templeton Dragon Fund, Inc. 2
Notes to Consolidated Schedule of Investments 6

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited), March 31, 2026
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.9%
Air Freight & Logistics 0.7%
SF Holding Co. Ltd., H ............................... China 436,800 $ 1,972,787
Automobile Components 1.1%
a,b
Hesai Group, B ..................................... China 174,020 3,307,384
Automobiles 1.4%
Geely Automobile Holdings Ltd. ......................... China 1,663,065 4,436,989
Banks 6.4%
China Construction Bank Corp., H ....................... China 6,603,544 7,126,640
China Merchants Bank Co. Ltd., H ....................... China 920,570 5,849,509
HSBC Holdings plc .................................. Hong Kong 200,400 3,276,410
Industrial & Commercial Bank of China Ltd., H .............. China 4,018,000 3,541,658
19,794,217
Beverages 1.3%
Kweichow Moutai Co. Ltd., A ........................... China 19,600 4,127,455
Biotechnology 2.7%
a,c
Innovent Biologics, Inc., 144A, Reg S .................... China 452,519 4,977,514
a,b
Nanjing Leads Biolabs Co. Ltd., H ....................... China 359,285 3,440,030
8,417,544
Broadline Retail 9.6%
Alibaba Group Holding Ltd. ............................ China 1,580,652 24,775,913
JD.com, Inc., A ..................................... China 88,493 1,304,432
a
PDD Holdings, Inc., ADR .............................. China 35,999 3,678,378
29,758,723
Capital Markets 0.3%
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 18,809 948,876
Chemicals 1.6%
Guangzhou Tinci Materials Technology Co. Ltd., A ........... China 381,100 2,558,928
Sunresin New Materials Co. Ltd., A ...................... China 255,525 2,453,539
5,012,467
Communications Equipment 3.9%
Zhongji Innolight Co. Ltd., A ............................ China 141,100 12,087,907
Construction Materials 0.5%
b
West China Cement Ltd. .............................. China 5,000,000 1,401,169
Distributors 2.1%
a,b
GigaCloud Technology, Inc., A .......................... China 143,886 6,529,547
Diversified Consumer Services 1.9%
a,c
China East Education Holdings Ltd., 144A, Reg S ........... China 3,109,500 2,036,199
New Oriental Education & Technology Group, Inc. ........... China 672,311 3,808,153
5,844,352
Electrical Equipment 7.5%
Contemporary Amperex Technology Co. Ltd., A ............. China 148,600 8,792,077
Harbin Electric Co. Ltd., H ............................. China 2,715,153 7,333,061
Sieyuan Electric Co. Ltd., A ............................ China 238,900 7,065,714
23,190,852
Electronic Equipment, Instruments & Components 8.3%
Luxshare Precision Industry Co. Ltd., A ................... China 315,031 2,314,322
Wasion Holdings Ltd. ................................ Hong Kong 2,238,000 8,124,667

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
WUS Printed Circuit Kunshan Co. Ltd., A .................. China 1,346,340 $ 15,250,058
25,689,047
Entertainment 1.5%
NetEase, Inc. ...................................... China 210,098 4,694,600
Food Products 2.8%
a
Muyuan Foods Co. Ltd., H ............................. China 1,435,244 6,922,528
Yantai China Pet Foods Co. Ltd., A ...................... China 299,000 1,576,588
8,499,116
Ground Transportation 1.1%
Full Truck Alliance Co. Ltd., ADR ........................ China 410,773 3,409,416
Health Care Equipment & Supplies 1.7%
a
Shenzhen Edge Medical Co. Ltd., H ..................... China 428,500 3,076,640
Shenzhen New Industries Biomedical Engineering Co. Ltd., A .. China 318,802 2,279,938
5,356,578
Hotels, Restaurants & Leisure 1.5%
a,b
Luckin Coffee, Inc., ADR .............................. China 76,168 2,444,993
a
Trip.com Group Ltd. ................................. China 46,180 2,282,157
4,727,150
Household Durables 0.7%
Midea Group Co. Ltd., A .............................. China 177,300 1,974,923
Insurance 4.1%
PICC Property & Casualty Co. Ltd., H .................... China 2,178,524 4,010,179
Ping An Insurance Group Co. of China Ltd., H .............. China 1,126,582 8,662,531
12,672,710
Interactive Media & Services 12.1%
a
Baidu, Inc., A ....................................... China 161,400 2,256,080
JOYY, Inc., ADR .................................... China 61,730 3,604,415
c
Kuaishou Technology, 144A, Reg S ...................... China 221,097 1,302,333
Tencent Holdings Ltd. ................................ China 478,491 30,179,567
37,342,395
Media 0.9%
Focus Media Information Technology Co. Ltd., A ............ China 2,921,600 2,789,353
Metals & Mining 10.8%
a
Chuangxin Industries Holdings Ltd. ...................... China 881,000 3,282,671
CMOC Group Ltd., H ................................. China 3,771,386 7,931,830
a
Yunnan Jinxun Resources Co. Ltd., H .................... China 943,200 2,590,998
a
Zijin Gold International Co. Ltd. ......................... Hong Kong 856,874 19,501,444
33,306,943
Oil, Gas & Consumable Fuels 1.7%
b
CGN Mining Co. Ltd. ................................. China 4,600,000 2,284,352
PetroChina Co. Ltd., H ............................... China 2,102,000 2,883,653
5,168,005
Pharmaceuticals 2.5%
a,c
Antengene Corp. Ltd., 144A, Reg S ...................... China 1,900,000 1,153,005
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A ............... China 407,360 3,291,840

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
a
Sichuan Biokin Pharmaceutical Co. Ltd., A ................. China 82,523 $ 3,348,099
7,792,944
Real Estate Management & Development 0.4%
KE Holdings, Inc., ADR ............................... China 86,022 1,287,749
Semiconductors & Semiconductor Equipment 2.8%
a
ACM Research, Inc., A ............................... China 54,745 2,154,216
GigaDevice Semiconductor, Inc., A ...................... China 182,601 6,497,725
8,651,941
Specialty Retail 1.0%
b,c
Pop Mart International Group Ltd., 144A, Reg S ............ China 165,981 3,087,803
Total Common Stocks (Cost $240,547,233) ...................................
293,280,942
Escrows and Litigation Trusts 0.0%
†
a,d,e
Kangmei Pharmaceutical Co. Ltd., Escrow Account .......... China 592,998 85,839
Total Escrows and Litigation Trusts (Cost $–) .................................
85,839
Total Long Term Investments (Cost $240,547,233) .............................
293,366,781
a
Short Term Investments 3.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.6%
f,g
Franklin Institutional U.S. Government Money Market Fund,
3.578% ......................................... United States 11,252,679 11,252,679
Total Money Market Funds (Cost $11,252,679) ................................
11,252,679
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
f,g
Franklin Institutional U.S. Government Money Market Fund,
3.578% ......................................... United States 630,520 630,520
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $630,520) ...........................................................
630,520
Total Short Term Investments (Cost $11,883,199 ) ..............................
11,883,199
a
Total Investments (Cost $252,430,432) 98.7% .................................
$305,249,980
Other Assets, less Liabilities 1.3% ...........................................
3,992,676
Net Assets 100.0% .........................................................
$309,242,656
a a a

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

See Abbreviations on page 9 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2026.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $12,556,854, representing 4.1% of net assets.
d
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
e
The security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 4.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
1. Organization
Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Directors (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Investments in Templeton China Opportunities Fund, Ltd. (China Fund)
The Fund invests in certain China A-shares through its investment in the China Fund. The China Fund is a Cayman Islands
exempted company, and is a wholly-owned subsidiary of the Templeton Dragon Fund, and is able to invest directly in China
A-shares consistent with the investment objective of the Templeton Dragon Fund. At March 31, 2026, the China Fund’s
investments as well as any other assets and liabilities of the China Fund are reflected in the Fund’s Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. All intercompany transactions and balances have been eliminated. At March 31, 2026, the net assets of the China Fund were $286,494, representing 0.1% of the Fund’s consolidated net assets.
The China Fund gains access to the A-shares market through Templeton Investment Counsel, LLC (TIC), which serves as the registered Qualified Foreign Institutional Investor (QFII) for the China Fund. Investment decisions related to the China Fund
A-shares are specific to the Fund and it bears the resultant economic and tax consequences of its holdings and transactions in
A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Dragon Fund, Inc.
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $2,841,466 $70,119,591 $(61,708,378) $— $— $11,252,679 11,252,679 $123,112
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $1,003,848 $8,423,356 $(8,796,684) $— $— $630,520 630,520 $11,165
Total Affiliated Securities ... $3,845,314 $78,542,947 $(70,505,062) $— $— $11,883,199 $134,277
2. Financial Instrument Valuation
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Dragon Fund, Inc.
Assets:
Investments in Securities:
a
Common Stocks :
Air Freight & Logistics ................... $ — $ 1,972,787 $ — $ 1,972,787
Automobile Components ................. — 3,307,384 — 3,307,384
Automobiles .......................... 4,436,989 — — 4,436,989
Banks ............................... — 19,794,217 — 19,794,217
Beverages ........................... — 4,127,455 — 4,127,455
Biotechnology ......................... — 8,417,544 — 8,417,544
Broadline Retail ....................... 3,678,378 26,080,345 — 29,758,723
Capital Markets ........................ — 948,876 — 948,876
Chemicals ........................... — 5,012,467 — 5,012,467
Communications Equipment .............. — 12,087,907 — 12,087,907
Construction Materials .................. — 1,401,169 — 1,401,169
Distributors ........................... 6,529,547 — — 6,529,547
Diversified Consumer Services ............ — 5,844,352 — 5,844,352
Electrical Equipment .................... — 23,190,852 — 23,190,852
Electronic Equipment, Instruments &
Components ........................ — 25,689,047 — 25,689,047
Entertainment ......................... — 4,694,600 — 4,694,600
Food Products ........................ 6,922,528 1,576,588 — 8,499,116
Ground Transportation .................. 3,409,416 — — 3,409,416
Health Care Equipment & Supplies ......... 3,076,640 2,279,938 — 5,356,578
Hotels, Restaurants & Leisure ............. 2,444,993 2,282,157 — 4,727,150
Household Durables .................... — 1,974,923 — 1,974,923
Insurance ............................ — 12,672,710 — 12,672,710
Interactive Media & Services .............. 3,604,415 33,737,980 — 37,342,395
Media ............................... — 2,789,353 — 2,789,353
Metals & Mining ....................... 2,590,998 30,715,945 — 33,306,943
Oil, Gas & Consumable Fuels ............. — 5,168,005 — 5,168,005
Pharmaceuticals ....................... — 7,792,944 — 7,792,944
Real Estate Management & Development .... 1,287,749 — — 1,287,749
Semiconductors & Semiconductor Equipment . 2,154,216 6,497,725 — 8,651,941
Specialty Retail ........................ — 3,087,803 — 3,087,803
Escrows and Litigation Trusts ............... — — 85,839 85,839
Short Term Investments ................... 11,883,199 — — 11,883,199
Total Investments in Securities ........... $52,019,068 $253,145,073
b
$85,839 $305,249,980

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $253,145,073, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
5. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.